Income Tax	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Income Tax
27.	INCOME TAX

The Company and its subsidiaries expected to file a consolidate tax return for corporate income tax starting from 2019 and for unappropriated earnings starting from 2018.

a.	Income tax recognized in profit or loss

The major components of income tax were as follows:

	For the Year Ended December 31
	2017	2018	2019
	NT$	NT$	NT$	US$ (Note 4)

Current income tax
In respect of the current year	$4,979,766	$5,207,309	$5,002,954	$167,267
Income tax on unappropriated earnings	1,076,353	(1,022,560)	19,115	639
Changes in estimate for prior years	(88,162)	(103,822)	(352,579)	(11,788)
	5,967,957	4,080,927	4,669,490	156,118

Deferred income tax
In respect of the current year	534,472	(227,327)	563,512	18,840
Effect of tax rate changes	—	657,346	54,072	1,808
Changes in estimate for prior years	52,872	5,696	(213,758)	(7,147)
Effect of foreign currency exchange differences	(31,698)	(3,273)	(62,070)	(2,075)
	555,646	432,442	341,756	11,426

Income tax expense recognized in profit or loss	$6,523,603	$4,513,369	$5,011,246	$167,544
A reconciliation of income tax expense calculated at the statutory rates and income tax expense recognized in profit or loss was as follows:

	For the Year Ended December 31
	2017	2018	2019
	NT$	NT$	NT$	US$ (Note 4)

Profit before income tax	$31,020,663	$31,937,678	$23,279,811	$778,328

Income tax expense calculated at the statutory rates	$10,890,498	$13,540,599	$11,802,811	$394,611
Nontaxable expense in determining taxable income	483,715	353,019	459,133	15,350
Tax-exempt income	(623,566)	(2,515,453)	(495,883)	(16,579)
Additional income tax on unappropriated earnings	1,076,353	(1,022,560)	19,115	639

	For the Year Ended December 31
	2017	2018	2019
	NT$	NT$	NT$	US$ (Note 4)

Loss carry-forward and income tax credits currently used	$(1,124,043)	$(971,124)	$(898,198)	$(30,030)
Remeasurement of deferred income tax assets, net	(4,131,473)	(4,776,271)	(5,588,335)	(186,838)
Changes in estimate for prior periods	(88,162)	(103,822)	(352,579)	(11,788)
Withholding tax	40,281	8,981	65,182	2,179

Income tax expense recognized in profit or loss	$6,523,603	$4,513,369	$5,011,246	$167,544

For the year ended December 31, 2017, the Group applied a tax rate of 17% for resident entities subject to the Income Tax Law of the R.O.C. The Income Tax Act in the R.O.C. was amended in 2018, and the corporate income tax rate was adjusted from 17% to 20%. In addition, the rate of the corporate surtax applicable to the 2018 unappropriated earnings was reduced from 10% to 5%. The subsidiaries located in China applied tax rate of 25%. For other jurisdictions, the Group measures taxes by using the applicable tax rate for each individual jurisdiction.

In July 2019, the President of the R.O.C. announced the amendments to the Statute for Industrial Innovation, which stipulate that the amounts of unappropriated earnings in 2018 and thereafter that are reinvested in the construction or purchase of certain assets or technologies are allowed as deduction when computing the income tax on unappropriated earnings. The Group has already deducted the amount of capital expenditure from the unappropriated earnings in 2018 that was reinvested when calculating the tax on unappropriated earnings. However, the Group did not deduct such investment amounts from the undistributed earnings in calculation of income tax on unappropriated earnings in 2019.

b.	Income tax recognized directly in equity

	For the Year Ended December 31
	2017	2018	2019
	NT$	NT$	NT$	US$ (Note 4)

Deferred income tax
Related to employee share options	$262	$(1,099)	$1,404	$47

c.	Income tax recognized in other comprehensive income

	For the Year Ended December 31
	2017	2018	2019
	NT$	NT$	NT$	US$ (Note 4)

Deferred income tax
Related to remeasurement of defined benefit plans	$(51,217)	$55,346	$74,308	$2,484
Unrealized loss on equity instruments at fair value through other comprehensive income	—	—	(78,124)	(2,612)

	For the Year Ended December 31
	2017	2018	2019
	NT$	NT$	NT$	US$ (Note 4)

Effect of tax rate changes	$—	$70,755	$—	$—

Income tax recognized in other comprehensive income	$(51,217)	$126,101	$(3,816)	$(128)

d.	Current tax assets and liabilities

	December 31
	2018	2019
	NT$	NT$	US$ (Note 4)

Current tax assets
Tax refund receivable	$50,456	$90,569	$3,028

Prepaid income tax	473,807	462,523	15,464

	$524,263	$553,092	$18,492

Current tax liabilities
Income tax payable	$6,781,136	$4,858,578	$162,440

e.	Deferred tax assets and liabilities

The Group offset certain deferred tax assets and deferred tax liabilities which met the offset criteria.

The movements of deferred tax assets and deferred tax liabilities were as follows:

For the year ended December 31, 2017

	Balance at January 1	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	Recognized in Equity	Exchange Differences	Balance at December 31
	NT$	NT$	NT$	NT$	NT$	NT$
Deferred tax assets (liabilities)

Temporary differences
Property, plant and equipment	$(3,758,847)	$(101,576)	$—	$—	$(18,643)	$(3,879,066)
Defined benefit obligation	873,484	(26,736)	(51,217)	—	(15,291)	780,240
FVTPL financial instruments	(21,363)	(86,342)	—	—	2,802	(104,903)
Others	1,079,824	(22,748)	—	262	(28,929)	1,028,409
	(1,826,902)	(237,402)	(51,217)	262	(60,061)	(2,175,320)
Loss carry-forward	1,124,541	(456,246)	—	—	13,146	681,441
Investment credits	382,736	138,002	—	—	13,475	534,213

	$(319,625)	$(555,646)	$(51,217)	$262	$(33,440)	$(959,666)

For the year ended December 31, 2018

	Balance at January 1	Adjustment on initial Application of IFRS 15	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	Recognized in Equity	Exchange Differences	Acquisitions Through Business Combinations	Balance at December 31
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$

Deferred tax assets (liabilities)

Temporary differences
Property, plant and equipment	$(3,879,066)	$—	$(600,229)	$—	$—	$(21,146)	$(45,873)	$(4,546,314)
Defined benefit obligation	780,240	—	(131,687)	126,101	—	27,884	262,286	1,064,824

FVTPL financial instruments	(104,903)	—	284,659	—	—	(137)	27,402	207,021
Others	1,028,409	(97,358)	(26,147)	—	(1,099)	74,327	294,540	1,272,672
	(2,175,320)	(97,358)	(473,404)	126,101	(1,099)	80,928	538,355	(2,001,797)
Loss carry-forward	681,441	—	(50,059)	—	—	28,293	12,600	672,275
Investment credits	534,213	—	91,021	—	—	5,932	—	631,166

	$(959,666)	$(97,358)	$(432,442)	$126,101	$(1,099)	$115,153	$550,955	$(698,356)

For the year ended December 31, 2019

	Balance at January 1	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	Recognized in Equity	Exchange Differences	Acquisitions through Business Combinations	Balance at December 31
	NT$	NT$	NT$	NT$	NT$	NT$	NT$
Deferred tax assets (liabilities)
Temporary differences
Property, plant and equipment	$(4,546,314)	$(80,593)	$—	$—	$(17,949)	$(16,917)	$(4,661,773)
Defined benefit obligation	1,064,824	(57,746)	74,308	—	(2,803)	—	1,078,583
FVTPL financial instruments	207,021	43,285	—	—	9	—	250,315
Others	1,272,672	6,148	(78,124)	1,404	(21,763)	8,184	1,,188,521
	(2,001,797)	(88,906)	(3,816)	1,404	(42,506)	(8,733)	(2,141,354)
Loss carry-forward	672,275	(166,128)	—	—	(12,203)	48,837	542,781
Investment credits	631,166	(86,722)	—	—	(7,404)	—	537,040

	$(698,356)	$(341,756)	$(3,816)	$1,404	$(62,113)	$40,104	$(1,064,533)

	Balance at January 1	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	Recognized in Equity	Exchange Differences	Acquisitions through Business Combinations	Balance at December 31
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)
Deferred tax assets (liabilities)
Temporary differences
Property, plant and equipment	$(152,000)	$(2,694)	$—	$—	$(600)	$(566)	$(155860)
Defined benefit obligation	35,601	(1,931)	2,484	—	(94)	—	36,060
FVTPL financial instruments	6,921	1,447	—	—	—	—	8,368
Others	42,550	205	(2,612)	47	(726)	274	39,738
	(66,928)	(2,973)	(128)	47	(1,420)	(292)	(71,694)
Loss carry-forward	22,477	(5,554)	—	—	(408)	1,633	18,148
Investment credits	21,102	(2,899)	—	—	(248)	—	17,955

	$(23,349)	$(11,426)	$(128)	$47	$(2,076)	$1,341	$(35,591)

f.	Items for which no deferred tax assets have been recognized for loss carry-forward, investment credits and deductible temporary differences

	December 31
	2018	2019
	NT$	NT$	US$ (Note 4)

Loss carry-forward	$666,043	$966,783	$32,323
Investment credits	—	51,217	1,712
Deductible temporary differences	332,255	446,754	14,937

	$998,298	$1,464,754	$48,792

The unrecognized loss carry-forward will expire through 2030.

g.	Information about unused loss carry-forward, unused investment credits, tax-exemption and other tax relief

As of December 31, 2019, the unused loss carry-forward comprised of:

Expiry Year	NT$	US$
		(Note 4)

2020	$104,330	$3,488
2021	78,009	2,608

2022	140,301	4,691
2023	298,669	9,986
2024 and thereafter	888,255	29,698

	$1,509,564	$50,471

As of December 31, 2019, unused investment credits comprised of:

	Remaining Creditable Amount
Tax Credit Source	NT$	US$	Expiry Year
		(Note 4)

Purchase of machinery and equipment	$510,573	$17,070	2025
Others	77,684	2,597	2025 and thereafter

	$588,257	$19,667

As of December 31, 2019, profits attributable to the following expansion projects were exempted from income tax for a 5-year period:

Tax-exemption Period

Construction and expansion of 2007 by ASE	2016.01-2020.12
Construction and expansion of 2009 by ASE Test Inc.	2018.01-2022.12
Construction and expansion of 2008 by ASE Electronics Inc.	2016.01-2020.12

Some China subsidiaries qualified as high technology enterprises were entitled to a reduced income tax rate of 15% and were eligible to deduct certain times of research and development expenses from their taxable income.

h.	Unrecognized deferred tax liabilities associated with investments

As of December 31, 2018 and 2019, the taxable temporary differences associated with the investments in subsidiaries for which no deferred tax liabilities have been recognized were NT$28,810,874 thousand and NT$27,139,427 thousand (US$907,370 thousand), respectively.

i.	Income tax assessments

The tax returns of the Company and its R.O.C. subsidiaries through 2017 have been examined by the tax authorities.